Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Weighted-Average Assumptions Used in Valuing Stock Options Granted to Employees [Table Text Block]
The following are the weighted-average assumptions used in valuing the stock options granted to employees for the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009
Stock price volatility	34%	31%	40%
Risk-free interest rate	1.88%	2.12%	2.13%
Expected life (in years)	4.97	4.84	5.01
Dividend rate	0%	0%	0%
Forfeiture rate	6.1%	7.0%	7.7%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the status of employee stock options as of December 31, 2011 and changes during the year then ended is presented below:

All Employee Options	Number of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Contractual Term	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2011	7,332	$13.86
Granted	602	$19.86
Exercised	(655)	$12.95
Forfeited	(62)	$19.56
Expired	(690)	$21.79
Outstanding at December 31, 2011	6,527	$13.61	3.65	$15,315
Exercisable at December 31, 2011	5,453	$12.37	2.66	$15,315
Vested and expected to vest at December 31, 2011	6,436	$13.53	3.57	$15,315

Schedule of Employee Stock Options and Restricted Stock Units [Table Text Block]
A summary of restricted stock units as of December 31, 2011 and changes during the year are presented below:

Restricted Stock Units	Restricted Stock Units (in thousands)	Weighted Average Contractual Term	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2011	4,417
Granted	1,929
Vested	(451)
Forfeited	(244)
Outstanding at December 31, 2011	5,651	2.91	$78,030
Vested and expected to vest at December 31, 2011	4,597	2.78	$63,488

Schedule of Employee Service Share Based Compensation Allocation of Recognized Period Costs [Table Text Block]
Share-based compensation expense before taxes for the years ended December 31, 2011, 2010 and 2009 totaled approximately $19.5 million, $13.6 million and $9.7 million, respectively, as shown in the table below. No share-based compensation cost was capitalized in inventory in 2011, 2010 or 2009 as the amounts were not material. The excess tax benefit realized for the tax deductions of the share-based payment arrangements totaled $4.2 million, $2.0 million and $5.9 million, respectively, for the years ended December 31, 2011, 2010 and 2009.

Compensation Expense (in thousands)	2011	2010	2009
Cost of sales	$1,672	$932	$799
Research and development	3,055	2,087	1,826
Sales and marketing	4,285	2,885	1,936
General and administrative	10,528	7,688	5,186
Share-based compensation expense before taxes	19,540	13,592	9,747
Income tax benefit	4,231	2,856	2,913
Net share-based compensation expense	$15,309	$10,736	$6,834